Defined benefit plans (Detail 4.3) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	SFr 27,769	SFr 27,885
Defined benefit obligation from unfunded plans	479	440
Plan assets	30,599	28,934
Surplus / (deficit)	2,351	609
Asset ceiling effect	3,156	1,749
Net defined benefit asset / (liability)	(805)	(1,140)	SFr (572)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	22,828	22,865
Defined benefit obligation from unfunded plans	0	0
Plan assets	25,984	24,614
Surplus / (deficit)	3,156	1,749
Asset ceiling effect	3,156	1,749
Net defined benefit asset / (liability)	0	0	0
UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	3,650	3,704
Defined benefit obligation from unfunded plans	0	0
Plan assets	3,381	3,175
Surplus / (deficit)	(268)	(529)
Asset ceiling effect	0	0
Net defined benefit asset / (liability)	(268)	(529)	50
US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	1,291	1,316
Defined benefit obligation from unfunded plans	479	440
Plan assets	1,234	1,144
Surplus / (deficit)	(536)	(611)
Asset ceiling effect	0	0
Net defined benefit asset / (liability)	(536)	(611)	(622)
UBS AG | Major pension plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	18,975	27,885
Defined benefit obligation from unfunded plans	479	440
Plan assets	20,590	28,934
Surplus / (deficit)	1,135	609
Asset ceiling effect	1,940	1,749
Net defined benefit asset / (liability)	(805)	(1,140)	(572)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	14,035	22,865
Defined benefit obligation from unfunded plans	0	0
Plan assets	15,975	24,614
Surplus / (deficit)	1,940	1,749
Asset ceiling effect	1,940	1,749
Net defined benefit asset / (liability)	0	0	0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	3,650	3,704
Defined benefit obligation from unfunded plans	0	0
Plan assets	3,381	3,175
Surplus / (deficit)	(268)	(529)
Asset ceiling effect	0	0
Net defined benefit asset / (liability)	(268)	(529)	50
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset By Funded And Unfunded [Line Items]
Defined benefit obligation from funded plans	1,291	1,316
Defined benefit obligation from unfunded plans	479	440
Plan assets	1,234	1,144
Surplus / (deficit)	(536)	(611)
Asset ceiling effect	0	0
Net defined benefit asset / (liability)	SFr (536)	SFr (611)	SFr (622)